Offerings - Offering: 1	Dec. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	60,737,462
Maximum Aggregate Offering Price	$ 2,967,710,465.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 409,840.82
Rule 457(f)	true
Amount of Securities Received | shares	2,967,710,465
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 2,967,710,465.00
Fee Note MAOP	$ 2,967,710,465.00
Offering Note	The registration statement relates to 60,737,462 shares of common stock, par value $0.01 per share, of Waters Corporation ("Waters" and such stock, "Waters Common Stock"), issuable to holders of common stock, par value $0.01 per share, of Augusta SpinCo Corporation ("SpinCo" and such stock, "SpinCo Common Stock") pursuant to the proposed merger (the "Merger") of Beta Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Waters ("Merger Sub"), with and into SpinCo. Solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), the proposed maximum aggregate offering price with respect to the shares of Waters Common Stock issuable to holders of SpinCo Common Stock pursuant to the Merger is estimated at $2,967,710,465, which has been calculated pursuant to Rule 457(f)(2) of the Securities Act based upon the book value of all shares of SpinCo Common Stock to be exchanged in the Merger as of September 30, 2025, the latest practicable date for which such information is available.